Contingent Liabilities, Commitments and Concessions (Narrative) (Details) $ in Thousands, € in Millions, ₪ in Millions	1 Months Ended										12 Months Ended				13 Months Ended
	Nov. 30, 2021 ILS (₪)	Nov. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2021 USD ($) shares	May 31, 2021 EUR (€)	May 31, 2021 USD ($)	Jul. 31, 2020 ILS (₪)	Jul. 31, 2020 USD ($)	Jan. 31, 2016 ILS (₪)	Jan. 31, 2016 USD ($)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 19, 2020	Dec. 31, 2021 ILS (₪) shares	Dec. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Percentage of actual consumption of energy at a rate in excess															3.00%
Selling, general and administrative expense												$ 75,727	$ 49,957	$ 36,436
Cash and cash equivalents													286,184	$ 147,153			$ 474,544		$ 131,123
Number of shares released from pledge | shares											53,500,000	53,500,000
Tax assessment claim												$ 11,000
OPC Generation Facilities [Member]
Disclosure of contingent liabilities in business combination [line items]
Aggregate consideration paid													$ 300,000
CPV Group, pursuant to the conditions [Member] | Three Rivers [Member]
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest in joint venture											17.50%	17.50%
Purchase price																	$ 95,000
Nominal annual Interest rate																4.50%	4.50%
Percentage of extent to sale executed											7.50%	7.50%
Construction agreement between OPC Hadera and IDOM Servicios Integrados [Member]
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees										$ 10,500
Construction cost									₪ 639	$ 185,000
Compensation due for delay of power plant																₪ 76	$ 23,000
Final milestone payment received							₪ 48	$ 15,000
Asset receivable in respect of compensation from construction contractor																₪ 28	9,000
Aggregate consideration paid				$ 14,000
Refund amount received from insurance company	₪ 7	$ 2,000
Construction agreement between OPC Hadera and IDOM Servicios Integrados [Member] | Amount Added [Member]
Disclosure of contingent liabilities in business combination [line items]
Compensation to customers												$ 36,000
Aggregate consideration paid			€ 7	$ 8,000	€ 7	$ 8,000
Electricity and steam supply Agreement between OPC Hadera and Hadera Paper [Member]
Disclosure of contingent liabilities in business combination [line items]
Annual limit on liability under agreement																	$ 2,000
OPC shares pledged to buyer of the Inkia business [Member]
Disclosure of contingent liabilities in business combination [line items]
Number of shares issued | shares																55,000,000	55,000,000
Inkia Energy Limited [Member]
Disclosure of contingent liabilities in business combination [line items]
Nominal annual Interest rate													8.00%
Deferred Payment Agreement													$ 175,000					$ 218,000
Net Of Deferred Payment Agreement																		$ 188,000
Period of purchase price													four-year
Period of corporate guarantee													three-year
OPC [Member]
Disclosure of contingent liabilities in business combination [line items]
Number of shares issued | shares			43	43
Number of shares released from pledge | shares											1,500,000	1,500,000
OPC Rotem [Member]
Disclosure of contingent liabilities in business combination [line items]
Consideration amount reduced											€ 9	$ 3,000
Iec Power Purchase Agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of correspondences tariff											25.00%	25.00%